                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   12/31/04

Check here if Amendment: |_|; Amendment Number:
                                                ----------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     PAR Investment Partners LP     [Please confirm]

Address:  One International Place        [Please confirm]
          Boston, MA 02110               [Please confirm]

Form 13F File Number: 28-
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Suzanne M. Matulis

Title: Secretary

Phone: 617-526-8990


Signature, Place, and Date of Signing:

  Suzanne M. Matulis             Boston, MA                      2-14-05
-----------------------     ----------------------        ---------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
   --------------------------      --------------------------------------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0
                                  ----------

Form 13F Information Table Entry Total: 102
                                       ----------

Form 13F Information Table Value Total: $ 843,219
                                        --------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

------    ---------------------------   ----------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

As of December 31, 2004
Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

       ITEM 1           ITEM 2     ITEM 3     ITEM 4         ITEM 5              ITEM 6            ITEM 7            ITEM 8
------------------    ---------   --------   --------  -----------------  ----------------------  --------    --------------------
                       TITLE                  FAIR                                       SHARED                 VOTING AUTHORITY
                        OF        CUSIP      MARKET             SHR/PRN/   SOLE SHARED   OTHER                SOLE   SHARED  OTHER
  NAME OF ISSUER       CLASS      NUMBER      VALUE    PRN AMT  PUT/CALL   (A)   (B)      (C)     MANAGERS    (A)     (B)     (C)
------------------    ---------   --------   --------  -------  --------   ----  -----   -----    --------    ----   ------  -----
AmDocs Limited        Common      G02602103     1313      50000       SHR    X                                  50000
Alaska Air Group
 Inc.                 Common      011659109     6865     205000       SHR    X                                 205000
Alliance Gaming
 Corporation          Common      01859P609    13941    1009500       SHR    X                                1009500
AMR Corp              Common      001765106    68768    6280205       SHR    X                                6280205
Amercia West
 Holding              Class B
 Corporation          Common      023657208     3968     603000       SHR    X                                 603000
Anadigics Inc.        Common      032515108      390     104006       SHR    X                                 104006
Analog Devices Inc.   Common      032654105      554      15000       SHR    X                                  15000
Ansoft Corp           Common      036384105      940      46540       SHR    X                                  46540
Argosy Gaming
 Corporation          Common      040228108    23350     500010       SHR    X                                 500010
Ballantyne of
 Omaha Inc            Common      058516105       90      20000       SHR    X                                  20000
Boyd Gaming
 Corporation          Common      103304101     1737      41700       SHR    X                                  41700
CKE Restaurants       Common      12561E105    11609     800100       SHR    X                                 800100
CNA Financial Corp    Common      126117100      669      25000       SHR    X                                  25000
Cablevision           Class A
 Systems Corp         Common      12686C109    12450     500000       SHR    X                                 500000
Carrier Access
 Corp                 Common      144460102      427      40000       SHR    X                                  40000
Catalina Marketing
 Corporation          Common      148867104    13334     450000       SHR    X                                 450000
Channell Commercial
 Corp                 Common      159186105       96      11500       SHR    X                                  11500
Cintas Corp           Common      172908105     5491     125202       SHR    X                                 125202
COHU Inc.             Common      192576106      470      25300       SHR    X                                  25300
Coast Financial
 Holdings Inc.        Common      212485106      401      22900       SHR    X                                  22900
Conns Inc             Common      208242107     6997     416013       SHR    X                                 416013
Convergys
 Corporation          Common      212485106      435      29000       SHR    X                                  29000
D&K Healthcare
 Resources Inc.       Common      232861104     7059     879047       SHR    X                                 879047
Digital Impact Inc    Common      25385G106      309     217265       SHR    X                                 217265
Ditech
 Communications       Common      25500M103      598      40000       SHR    X                                  40000
E-Loan Inc.           Common      26861P107     1116     330300       SHR    X                                 330300
Echostar              Class A
 Communications       Common      278762109    22444     675000       SHR    X                                 675000
Empire Resorts        Common      292052107     8743     784089       SHR    X                                 784089
Employee Solutions    Common      292166105               70000       SHR    X                                  70000
EMAK Worldwide Inc    Common      294724109      510      51000       SHR    X                                  51000
Espeed Inc.           Common      296643109      532      43000       SHR    X                                  43000
Flyi Inc              Common      34407T104     8009    4525000       SHR    X                                4525000
                      Class A
Gamestop Corp         Common      36466R101      461      20600       SHR    X                                  20600
Gaylord
 Entertainment Co     Common      367905106    30625     737424       SHR    X                                 737424
Global
 Technovations Inc.   Common      37939M109              340500       SHR    X                                 340500
Goodys Family
 Clothing Inc         Common      382588101      447      48886       SHR    X                                  48886
Great American
 Finl Res Inc.        Common      389915109     1473      84800       SHR    X                                  84800
Gtech Holdings
 Corp                 Common      400518106    23360     900200       SHR    X                                 900200
Hollywood
 Entertainment
 Corporation          Common      436141105    13090    1000000       SHR    X                                1000000
Imagyn Medical
 Technologies Inc.    Common      45244E100               78333       SHR    X                                  78333
Innovo Group Inc.     Common      457954600     2222     878219       SHR    X                                 878219
Interland Inc.        Common      458727104     6540    2000000       SHR    X                                2000000
Intergrated Silicon
 Solution             Common      45812P107      925     112800       SHR    X                                 112800
J Jill Group Inc.     Common      466189107     8934     600000       SHR    X                                 600000
JP Morgan Chase & Co. Common      46625H100      390      10000       SHR    X                                  10000
Kanbay
 International Inc    Common      48369P207     1252      40000       SHR    X                                  40000
LTWC Corporation      Common      522002104               15428       SHR    X                                  15428
Lifetime Fitness
 Inc.                 Common      53217R207     1576      60900       SHR    X                                  60900
                      Class A
Lithia Motors Inc     Common      536797103     1381      51500       SHR    X                                  51500
Lodgenet
 Entertainment
 Corporation          Common      540211109    32284    1825000       SHR    X                                1825000
MRV Communications
 Inc.                 Common      553477100     1003     273370       SHR    X                                 273370
MTR Gaming Group Inc. Common      553769100     7128     674982       SHR    X                                 674982
Macrovision Corp      Common      555904101      350      13600       SHR    X                                  13600
Marinemax Inc.        Common      567908108     2408      80900       SHR    X                                  80900
MAIR Holdings Inc.    Common      59066B102    11040    1200000       SHR    X                                1200000
Management Network
 Group                Common      561693102      118      50000       SHR    X                                  50000
Monolithic System
 Technology Inc.      Common      609842109     1121     180000       SHR    X                                 180000
Multimedia Games Inc. Common      749938106    20540    1303296       SHR    X                                1303296
Navigant
 International Inc.   Common      63935R108     9736     800000       SHR    X                                 800000
Netflix Inc.          Common      64110L106     1233     100000       PUT    X                                 100000
New Alliance
 Bancshares Inc.      Common      650203102      497      32500       SHR    X                                  32500
Newell Rubbermaid
 Inc.                 Common      651229106     1149      47500       SHR    X                                  47500
Nintendo Co. LTD      Common      654445303     2774     175000       SHR    X                                 175000
O Charleys Inc.       Common      670823103     5767     294965       SHR    X                                 294965
Ohio Art Co           Common      677143109      273      40500       SHR    X                                  40500
Peets Coffee &
 Tea Inc.             Common      705560100     9159     346019       SHR    X                                 346019
Pegasus Solutions
 Inc.                 Common      705906105     7444     590770       SHR    X                                 590770
Penn National
 Gaming Inc.          Common      707569109    45254     747390       SHR    X                                 747390
Phoenix Companies Inc Common      71902E109     1598     127800       SHR    X                                 127800
Phoenix Group
 Corporation          Common      719072100       11       5719       SHR    X                                   5719
Physician Computer
 Network              Common      71940K109              251000       SHR    X                                 251000
Pixar                 Common      725811103     2179      25450       SHR    X                                  25450
Placer Sierra
 Bancshares           Common      726079106      216       7600       SHR    X                                   7600
Plains Exploration
 ad Production Co.    Common      726505100      260      10000       SHR    X                                  10000
Playboy Enterprises   Class B
 Inc. Holdings        Common      728117300      734      59700       SHR    X                                  59700
Priceline Inc.        Common      741503403    87348    3702738       SHR    X                                3702738
Puradyn Filter
 Technologies Inc.    Common      746091107      624     520300       SHR    X                                 520300
Pure Cycle Corp New   Common      746228303     7068     803200       SHR    X                                 803200
Quaker Fabric Corp    Common      747399103      358      63700       SHR    X                                  63700
Remec Inc.            Common      759543101     1478     205000       SHR    X                                 205000
Sabre Holdings        Class A
 Corporation          Common      785905100    31135    1405000       SHR    X                                1405000
Seitel Inc            Common      816074405      370     300500       SHR    X                                 300500
Select Comfort
 Corp                 Common      81616X103     8253     460019       SHR    X                                 460019
Sovereign Bancorp
 Inc.                 Common      845905108     1128      50000       SHR    X                                  50000
Station Casinos
 Inc.                 Common      857689103   103200    1887350       SHR    X                                1887350
Stats Chippac
 LTD ADR              Common      85771T104    22681    3700000       SHR    X                                3700000
Synplicity Inc.       Common      87160Y108      649     108470       SHR    X                                 108470
Tenet Healthcare
 Corporation          Common      88033G100     6562     597600       SHR    X                                 597600
Therma-Wave Inc       Common      88343A108      823     237744       SHR    X                                 237744
TOPPS Co Inc.         Common      890786106      536      55000       SHR    X                                  55000
Toys R Us Inc.        Common      892335100     1024      50000       SHR    X                                  50000
Transocean Inc.       Common      2821287        848      20000       SHR    X                                  20000
Triad Hospital Inc.   Common      89579K109    33489     900000       SHR    X                                 900000
Ultimate
 Electronics Inc.     Common      903849107     1691    1375000       SHR    X                                1375000
United Auto Group,
 Inc.                 Common      909440109     8877     300000       SHR    X                                 300000
Universal Health      Class B
 Services, Inc.       Common      913903100    37825     850000       SHR    X                                 850000
Varian Semiconductor
 Equipment Assoc      Common      922207105      553      15000       SHR    X                                  15000
Vastera Inc.          Common      92239N109      286     108800       SHR    X                                 108800
VNU N V               Common      92856P108      630      21170       SHR    X                                  21170
Waddell & Reed        Class A
 Financial Inc.       Common      930059100     1374      57500       SHR    X                                  57500
                      Class A
Wet Seal Inc.         Common      961840105     3714    1635913       SHR    X                                1635913
Worldwide Restaurant
 Concepts Inc.        Common      98160A107      133      32700       SHR    X                                  32700
                  Total Long Equities         843219